Intangible assets, net (Details 2) - Inframerica Concessionaria do Aeroporto Sao Goncalo do Amarante $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure of detailed information about intangible assets [line items]
Net assets before impairment	$ 98,198
Impairment	(16,638)
Net assets after impairment	$ 81,560